Summary of Significant Accounting Policies - Property, Plant and Equipment (Details)	6 Months Ended
Jun. 30, 2021
Lab equipment
Property, Plant and Equipment [Line Items]
Useful life	5 years
Office equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life	3 years
Office equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life	5 years
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Useful life	3 years